Accounts receivable - Summary of Accounts Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Accounts Receivable [Line Items]
Current	$ 125,405	$ 97,119
Non-current	6,254	10,996
Accounts receivable	131,659	$ 108,115
Performance fees receivable	23,800
PBPE Fund IV, December 31, 2023
Disclosure of Accounts Receivable [Line Items]
Management fees receivable related to current year	18,100
Management fees receivable related to prior years	35,000
Patria Real Estate III, December 31, 2023
Disclosure of Accounts Receivable [Line Items]
Management fees receivable related to current year	$ 5,700